Tax situation	12 Months Ended
Dec. 31, 2021
Disclosure of Tax situation [Abstract]
Tax situation
17.	Tax situation

(a)
IFS and its Subsidiaries incorporated and domiciled in the Republic of Panama and the Commonwealth of the Bahamas (see Note 2), are not subject to any Income Tax, or any other taxes on capital gains, equity or property. The Subsidiaries incorporated and domiciled in Peru (see Note 2) are subject to the Peruvian Tax legislation; see paragraph (c).

Peruvian life insurance companies are exempt from Income Tax regarding the income derived from assets linked to technical reserves for pension insurance and annuities from the Private Pension Fund Administration System, as well as income generated through assets related to life insurance contracts with savings component.
In Peru, all income from Peruvian sources obtained from the direct or indirect sale of shares of stock capital representing participation of legal persons domiciled in the country are subject to income tax. For that purpose, an indirect sale shall be considered to have occurred when shares of stock or ownership interests of a legal entity are sold and this legal entity is not domiciled in the country and, in turn, is the holder — whether directly or through other legal entity or entities — of shares of stock or ownership interests of one or more legal entities domiciled in the country, provided that certain conditions established by law occur.
In this sense, the Act states that an assumption of indirect transfer of shares arises when in any of the 12 months prior to disposal, the market value of shares or participations of the legal person domiciled is equivalent to 50 percent or more of the market value of shares or participations of the legal person non-domiciled.
Additionally, as a concurrent condition, it is established that in any period of 12 month
-p
eriod
 shares or participations representing 10
percent or more of the capital of legal persons
non-domiciled
be disposed.

(b)
Legal entities or individuals not domiciled in Peru are subject to an additional tax (equivalent to 5 percent) on dividends received from entities domiciled in Peru. The corresponding tax is withheld by the entity that distributes the dividends. In this regard, since IFS controls the entities that distribute the dividends, it recognizes the amount of the additional Income Tax as expense of the financial year of the dividends. In this sense, as of December 31, 2021 and 2020, the Company has recorded an expense for S/38,538,000 and recovery for S/2,017,000, respectively, in the caption “Income Tax” of the consolidated statement of income. The recovery recognized in 2020 result
ed
from
: (i) the decrease in the percentage of divididends distribution by Interbank in April 2020, as indicated in Note 1(b)(b.3), which generated that IFS recorded in 2020 a rebate of the provision constituted as of December 31, 2019, and (ii) lower recognition of expenses for Income Tax provision over dividends due to a lower income in Interbank for 2020.

(c)
IFS’s Subsidiaries incorporated in Peru are subject to the payment of Peruvian taxes; hence, they must calculate their tax expenses on the basis of their separate financial statements. The Income Tax rate as of December 31, 2021, 2020 and 2019, was 29.5 percent, over the taxable income.

(d)
The Tax Authority (henceforth “SUNAT”, by its Spanish acronym) is legally entitled to perform tax audit procedures for up to four years subsequent to the date at which the tax return regarding a taxable period must be filed.

Below are the taxable periods subject to inspection by the Tax Authority as of December 31, 2021:

•	Interbank: Income Tax returns for the years 2016 to 2021, and Value-Added-Tax returns for the years 2016 to 2021.

•	Interseguro: Income Tax returns for the years 2017 to 2021, and Value-Added-Tax returns for the years 2017 to 2021.

•	Seguros Sura: Income Tax returns for the years 2017 to 2018, and Value-Added-Tax returns for the years 2017 to 2018.
Given the possible interpretations that SUNAT may give to the legislation in effect, up to date it is not possible to determine whether or not any review to be conducted would result in liabilities for the Subsidiaries; any increased tax or surcharge that could arise from possible tax audits would be applied to the results of the period in which such tax increase or surcharge may be determined.
Following is the description of the main ongoing tax procedures for the Subsidiaries:
Interbank:
In April 2004, June 2006, February 2007, June 2007, November 2007, October 2008 and December 2010, Interbank received a number of Tax Determination and Tax Penalty notices corresponding mainly to the Income Tax determination for the fiscal years 2000 to 2006. As a result, claims and appeals were filed and subsequent contentious administrative proceedings were started.
Regarding the tax litigations followed by Interbank related to the annual Income Tax returns for the years 2000 to 2006, the most relevant matter subject to discrepancy with SUNAT corresponds to whether the “interest in suspense” are subject to Income Tax or not. In this sense, Interbank considers that the interest in suspense does not constitute accrued income, in accordance with the SBS’s regulations, which is also supported by a ruling by the Permanent Constitutional and Social Law Chamber of the Supreme Court issued in August 2009 and a pronouncement in June 2019.
Notwithstanding the foregoing, in February 2018, the Third Transitory Chamber of Constitutional and Social Law of the Supreme Court issued a ruling regarding a third bank that impacted the original estimation regarding the degree of contingency for this discrepancy. Subsequently, in June 2019, the Permanent Chamber of Constitutional and Social Law of the Supreme Court, in a case followed by another financial entity, but identical to Interbank’s case, ruled in favor of the tax treatment over the interest in suspense followed by said entity. Likewise, on July 6, 2020 and December 28, 2020, the Permanent Chamber of Constitutional and Social Law of the Supreme Court notified to Interbank its ruling regarding Interbank’s Income Tax 2003 and prepaid income tax for 2003, declaring groundless the cassation appeals filed by SUNAT and the MEF, thus reaffirming the position held by Interbank regarding that interest in suspense does not constitute taxable income. The same criterion has been adopted by the aforementioned Chamber regarding the Income Tax for 2002, according to the ruling notified to Interbank on October 7, 2021.
The tax liability requested for this concept and other minor contingencies as of December 31, 2021, amounts to approximately S/425,000,000 (S/382,000,000 as of December 31,2020), wich includes the tax, fines and interest arrears, of which
S/337,000,000
corresponded to the suspended interest and
S/88,000,000
corresponded to other minor repairs. From the tax and legal analysis performed, Interbank’s Management and its external legal advisers consider that there exists sufficient technical support for the prevailing of Interbank’s position; as a consequence, no provision has been recorded for this contingency as of December 31, 2021 and 2020.
On February 3, 2017, SUNAT closed the audit process corresponding to the Income Tax for 2010. Interbank paid the debt under protest and filed a claim procedure. Subsequently, on November 6, 2018, SUNAT closed again the audit process corresponding to the Income Tax 2010, which had been reopened due to invalidity; Interbank filed a claim procedure and afterwards a tax appeal. Currently, the appeal is pending resolution by the Tax Court.
On January 14, 2019, Interbank was notified of the Determination and Penalty Resolutions corresponding to the audit of the Income Tax for the fiscal year 2013. To such date, the tax debt requested by SUNAT amounts to approximately S/50,000,000
.

T
he main concept observed was the deduction of loan write-offs without proof by the SBS.
On January 25, 2021, the Tax Court notified the Resolution RTF
No. 00088-1-2021,
through which it confirmed, revoked and mandated the resettlement of the aforementioned concepts.
On May 25, 2021, Interbank filed a complaint before the Judiciary against the Resolution, which is in the process of resolution.
As of December 31, 2021 and 2020, the tax debt requested for this concept and other minor contingencies amounts to approximately S/41,000,000 and S/40,000,000, respectively, which is comprised of the tax, penalties and moratorium interest.

In the opinion of Interbank’s Management and its legal advisors, any eventual additional tax settlement would not result in a significant impact on the financial statements as of December 31, 2021 and 2020.
On April 26, 2019, SUNAT notified about the commencement of the definitive audit process on Income Tax withholdings of non-domiciled
entities corresponding to 2018. To date, this audit is under process.
On September 11, 2019, SUNAT notified Interbank about the beginning of the definitive audit process on Income Tax corresponding to 2014.
On November 26, 2021, SUNAT notified Interbank about Resolution of Determination No. 0120030121490, issued regarding the Income Tax on third-category taxable income, corresponding to 2014 without larger amounts, as well as Resolutions of Determination from No. 0120030121503 to No. 0120030121510 issued regarding the application of the additional rate of 4.1 percent of the Income Tax, of which the debt requested by SUNAT as of December 31, 2021 amounts to S/161,000.
On December 23, 2021, Interbank filed a claim procedure.
On December 12, 2019, SUNAT notified Interbank about the beginning of the definitive audit process on Income Tax corresponding to 2015.

On December 28, 2021, SUNAT notified Interbank about Resolution of Determination No. 0120030123003, issued regarding the Income Tax on third-category taxable income, corresponding to 2015 without larger amounts, as well as Resolutions of Determination from No. 0120030122991 to No. 0120030123002 issued regarding advance payments of the Income Tax corresponding from January to December 2015, Resolutions of Fine No. 0120020036593 and No. 0120020036594 issued regarding the months of January and February 2015, due to the declaration of false figures or data, according to SUNAT, and Resolutions from No. 0120030123004 to No. 0120030123008 issued regarding the application of the additional rate of 4.1 percent of the Income Tax.
On January 24, 2022, Interbank filed a claim procedure.
As of December 31, 2021, the tax debt requested by SUNAT in relation to the advance payments of the Income Tax for 2015 and the applying of the Income Tax additional rate of 4.1 percent, amounted to S/13,000,000.
On July 31, 2020, Interbank was notified of the Determination and Penalty Resolutions corresponding to the audit of the Income Tax for the fiscal year 2012. To date, the tax debt requested by SUNAT amounted to approximately
S/13,000,000
. On August 27, 2020, Interbank filed a complaint appeal which is pending resolution.
In this regard, on April 21, 2021, Interbank was notified with the Intendancy Resolution No. 0150140015891 in which the aforementioned claim was declared valid in part; and, it declared the Determination and Penalty Resolutions null. On May 10, 2021, Interbank filed the respective appeal against the aforementioned Resolution, which is pending resolution.
On September 1, 2021, Interbank was notified of new Determination and Penalty Resolutions for the Income Tax of 2012. On September 28, 2021, Interbank filed a claim procedure which is pending resolution. As of December 31, 2021, the tax debt requested by SUNAT amounts to
S/
13,000,000
.
On May 19, 2020, Interbank was notified with the Resolution of Compliance related to the Income Tax and advance payments of the Income Tax for 2005 (linked to the suspended interest). Through said notification, SUNAT increased the alleged tax debt from
S/1,000,000 to S/35,000,000, on the grounds that as result of the Resolution of Compliance, it rejects some deductions previously acknowledged by the Tax Court.
On June
8
,
2020
, Interbank filed an Appeal against the Resolution of Compliance, which is pending of pronouncement by the Tax Court.
On February 12, 2021, Interbank was notified with the Resolution of Compliance related to the Income Tax and prepaid income tax of 2006 (related to litigations about interest in suspense). Through said notification, SUNAT rejected an excess payment of
S/3,500,000 and determined a tax debt of S/23,000,000.
On December 22, 2021, by letter No.
210011740110-01-SUNAT,
SUNAT notified
Interbank
 about the beginning of the definitive audit process on Income Tax corresponding to 2017.
In the opinion of Interbank´s Management and its legal advisors, any eventual additional tax settlement would not be significant for the financial statements as of December 31, 2021 and 2020.

Interseguro:
On January 4, 2019, Interseguro was notified through a Tax Determination notice about the partial audit of the Income Tax for non-domiciled
entities for Sura corresponding to January 2015; see Note 2. The tax debt requested by SUNAT amounts to approximately S/19,000,000. On January 30, 2019, the Company filed an appeal against the Resolution of Determination claimed by SUNAT. Considering that this debt corresponds to a period prior to the acquisition of Sura by the Group and according to the conditions of the purchase and sale agreement of this entity, this debt, if confirmed after the legal actions that Management is to file, would be assumed by the sellers. On November 12, 2020, the Tax Court issued a favorable opinion to Interseguro, revoking the Determination Resolution issued by SUNAT. As of the date of this report, SUNAT has not appealed the pronouncement by the Tax Court. Therefore, Interseguro has terminated this contentious-administrative procedure claimed by SUNAT.
On May 03, 2021, SUNAT notified Interseguro about the beginning of the partial audit process of the Income Tax corresponding to 2017. On December 24, 2021, Interseguro was notified about the Resolution of Determination regarding the conclusion of the tax audit, which readjusts the loss and does not determine any amount to be paid nor any fine for Interseguro.
In the opinion of Management and its legal advisers, any eventual additional tax would not be significant for the financial statements as of December 31, 2021 and 2020.

(e)
Peruvian life insurance companies are exempted from the Income Tax on income from assets related to technical reserves for the payment of annuities and retirement, disability and survival annuities of the Private Pension Fund Administration System.

(f)
For the purpose of determining the Income Tax, the transfer prices of transactions with related companies and with companies domiciled in countries or territories that are non-cooperating
or low or zero tax countries or territories, or with entities or permanent establishments whose income, revenues or gains from said contracts are subject to a preferential tax regime, must be supported by documented information on the valuation methods used and the criteria considered for their determination. On the basis of the analysis of the operations of the Group, Management and its internal legal advisors believe that, as a consequence of the application of these standards, contingencies of importance will not arise as of December 31, 2021 and 2020.

Through Legislative Decree No. 1312, published on December 31, 2016, the formal obligations for entities included within the scope of application of transfer pricing were modified, thus incorporating three new information requirements: the first is a Local Report; the second is a Master Report; and the third is a Country Report. The first entered into effect since 2017 for the operations that occurred during 2016 and the last two since 2018 for the operations that have occurred since the fiscal year 2017.

(g)
Through Legislative Decree No.1381, published on August 24, 2018, it was incorporated in the Income Tax Act the concept of
“non-cooperating”
countries or territories and preferential tax regimes to which defensive measures already existing for countries and territories with low or zero taxation are imposed.

(h)
In July 2018, Act No. 30823 was published, whereby the Congress delegated power to the Executive Branch to legislate on various issues, including tax and financial matters. In this sense, the main tax regulations issued include the following:

(i)
Beginning on January 1, 2019, the treatment applicable to royalties and remuneration for services rendered by non-domiciled
persons was modified, eliminating the obligation to pay the amount equivalent to the withholding due to the accounting record of the cost or expense. Now the Income Tax is withheld at the payment of the compensation. For said cost or expense to be deductible for the local company, the remuneration must have been paid to the filing date of the annual tax return for the Income Tax (Legislative Decree No. 1369).

(ii)
The rules that regulate the obligation of legal persons and/or legal entities to inform the identification of their final beneficiaries (Legislative Decree No. 1372) were established. These rules are applicable to legal entities domiciled in the country, in accordance with the provisions of Article 7 of the Income Tax Act, and legal entities established in the country. The obligation covers non-domiciled
legal entities and legal entities established abroad, provided that: a) they have a branch, agency or other permanent establishment in the country; b) the natural or juridical person who manages the autonomous patrimony or the investment funds from abroad, or the natural or legal person who has the status of trustee or administrator, is domiciled in the country; and c) any of the members of a consortium is domiciled in the country. This obligation will be fulfilled through the presentation to SUNAT of an informative Sworn Statement, which must contain the information of the final beneficiary and be submitted, in accordance with the regulations and within the deadlines established by Superintendence Resolution issued by SUNAT.

(iii)
The Tax Code was amended with the purpose of offering taxpayers more assurance regarding the application of the general anti-avoidance rule (Rule XVI of the Preliminary Title of the Tax Code), as well as to provide SUNAT with tools for its effective implementation (Legislative Decree No.1422).

As part of this amendment, a new assumption of joint and several liability is envisaged, when the tax debtor is subject to the application of the measures provided by Rule XVI in the event that presumed tax avoidance cases are detected; in such case, the joint and several liability will be attributed to the legal representatives provided that they have collaborated with the design or approval or execution of actions or situations or economic relations viewed as tax avoidance in Rule XVI. In the case of companies that have a Board of Directors, it is up to this corporate body to define the tax strategy of the entity, having to decide on the approval or not of actions, situations or economic relations to be carried out within the framework of tax planning, this power being non-delegable.
The actions, situations and economic relations carried out within the framework of tax planning and implemented on the date of entry into force of Legislative Decree No. 1422 (September 14, 2018) and which continue to have effect, must be evaluated by the Board of Directors of the entity for the purpose of ratification or modification until March 29, 2019, without prejudice to the fact that the management or other managers of the company have approved the aforementioned actions, situations and economic relations.
Likewise, it has been established that the application of Rule XVI, regarding the re-characterization
of tax avoidance assumptions, will take place in the final inspection procedures in which acts, events or situations produced since July 19, 2012.

(iv)	Amendments to the Income Tax Act were included, effective as of January 1, 2019, to improve the tax treatment applicable to the following (Legislative Decree No. 1424):

•
Income obtained from the indirect transfer of shares of stock or capital representing participations of legal persons domiciled in the country. Among the most significant changes is the inclusion of a new indirect sale assumption, which is triggered when the total amount of the shares of the domiciled legal entity whose indirect disposal is made is equal to or higher than 40,000 Taxation Units.

•
Permanent establishments of sole proprietorships, companies and entities of any nature incorporated abroad. For this purpose, new cases of permanent establishment have been included, among them, when the rendering of services in the country occurs, with respect to the same project, service or related one, for a period that exceeds 183 calendar days in total within any period of twelve months.

•
The system of credits against Income Tax for taxes paid abroad, to be included in the indirect tax credit (corporate tax paid by foreign subsidiaries) as credit applicable against the Income Tax of domiciled legal persons, to avoid double economic taxation.

•
The deduction of interest expenses for the determination of corporate Income Tax. In the years 2019 and 2020, it shall be applicable the debt limit set at up to three times the net equity as of December 31 of the previous year will be applicable, both to loans with related parties, and to loans with third parties contracted since September 14, 2018. Beginning in 2021, the limit for the deduction of financial expenses shall be equivalent to 30 percent of the entity’s EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization).

(v)
Regulations have been established for the accrual of income and expenses for tax purposes beginning on January 1, 2019 (Legislative Decree No. 1425). Until 2018, there was no rule definition of this concept, so in many cases accounting rules were used for its interpretation. In general terms, with the new criterion, for the purpose of determining the Income Tax, it shall be considered whether the substantial events for the generation of income or expense agreed upon by the parties have occurred, provided they are not subject to a subsequent condition, in which case the recognition shall take place when it is fulfilled and when collection or payment is to take place will not be taken into account; and, if the determination of the consideration depends on a future action or event, the total or part of the corresponding income or expense will be deferred until that action or event occurs.

(i)
Supreme Decree No.
430-2020-EF,
published on December 31, 2020, approved the Regulation that establishes the financial information that companies of the financial system must provide to SUNAT in the fight against tax evasion and avoidance pursuant to Legislative Decree No. 1434. Such Regulation entered into force on January 1, 2021.

Considering that, said Regulation
e
stablished the concepts that the financial entities must report to SUNAT, which are, among others, cumulative balances and/or amounts, averages or highest amounts and the returns generated in the accounts during the reporting period and are equal or higher than S/30,800 in said period. The information shall be provided to SUNAT semi-annually through informative declarations containing monthly information.
(j)	Law No. 31106 extends until December 31, 2023, the validity of all exemptions in force to date contained in Article 19 of the Income Tax Act.
On this matter, among the extended exemptions that are applicable or related to Interbank’s operations, inclu
de
 the following:

•
Subparagraph i) of Article 19 which indicates that shall be exempted any type of fixed or variable interest rate, in local or foreign currency, that is paid for any deposit or levy pursuant to the General Act of the Banking and Insurance System and Organic Act of the Superintendence of Banking, Insurance and Private Pension Funds, Law No. 26702, as well as the capital increases of said deposits and levies, in local or foreign currency, except when said income constitute third category income.

•
Subparagraph l) of Article 19 which indicates that also, the exemption reaches the capital gains from the sale of tradable securities registered at the Public Registry of the Stock Market, through centralized trading mechanisms pursuant to the Stock Market Act, as well as the capital gains from the sale of tradable securities outside of centralized trading mechanisms provided that the seller is a natural person, an undivided estate or a marital partnership that opted to pay taxes as such.